LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Long-term Debt [Line Items]
Long-term debt, net		$ 1,584,660	$ 1,435,088
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		0	842,789
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		593,835	592,171
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	129	128
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		495,262	0
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		$ 495,434	$ 0

[1]	As of December 31, 2020 and 2019, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $440 and $885 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.